Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value, Interest in EH Master Trust	$ 13,065,058,854	$ 11,861,354,869
Notes receivable from participants	238,395,440	234,538,393
Receivables, Employer contributions	9,458,553	14,692,281
Total receivables	247,853,993	249,230,674
EBP, Net Asset Available for Benefit, Total	$ 13,312,912,847	$ 12,110,585,543